LEASES - Maturity analysis of operating lease liabilities (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Operating leases
2023	$ 706,931
2024	418,005
2025	110,218
Total lease payments	1,235,154
Less: Imputed interest	(58,885)
Present value of lease liabilities	1,176,269	$ 1,202,871
Less: operating lease liabilities, current	(625,048)	(574,825)
Operating lease liabilities, noncurrent	$ 551,221	$ 628,046